Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

20. Goodwill

Goodwill arises on the acquisition of subsidiaries and represents the excess of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities assumed on the date of the acquisition. The goodwill allocated to each of the Group’s operating business segments is set out in the table below.

Carrying value of goodwill

			Services and
	Capital	Asset	other
	provision	management	corporate	Total
	$'000	$'000	$'000	$'000
At January 1, 2020	107,991	25,020	988	133,999
Foreign exchange gains	-	-	33	33
At December 31, 2020	107,991	25,020	1,021	134,032

			Services and
	Capital	Asset	other
	provision	management	corporate	Total
	$'000	$'000	$'000	$'000
At January 1, 2019	107,991	25,020	955	133,966
Foreign exchange gains	-	-	33	33
At December 31, 2019	107,991	25,020	988	133,999

As goodwill does not generate cash flows independently of other assets or groups of assets, the recoverable amount, being the value in use, is determined at a cash generating unit (CGU) level. The Group’s CGUs are consistent with the operating business segments above.

The Group’s value in use calculations require estimates in relation to uncertain items, including management’s expectations of future revenue growth, operating costs, profit margins, operating cash flows, and the discount rate for each CGU.

The future cash flows are discounted using a discount rate that reflects the time value of money. The discount rate used in each CGU is adjusted for the risk specific to the asset.

The Group is required to test goodwill acquired in a business combination annually for impairment. This was carried out for the period ended December 31, 2020.

Key assumptions and sensitivities

The value in use of each CGU is determined using cash flow projections over a five-year period, based on past experience of business performance.

Discount rate

The discount rates used in performing the value in use calculation in 2020 were 10.2% (2019: 9.0%) except for Asset Management where we have used 10.0% (2019: 8.3%) reflecting the lower risk and volatility of income in this CGU. The discount rates estimated on a pre-tax equivalent basis were 11.4% (2019: 10.0%) and 12.5% (2019: 10.4%) for Asset Management.

Growth in commitments

The annual growth rate assumption for the five-year projection period is 5% (2019: 5%). The perpetuity growth rates are determined based on the forecast market growth rates of the economies in which the CGU operates, and they reflect an assessment of the long-term growth prospects of that market. For all CGUs, this rate is 2% (2019: 2%).

Return on capital provision assets

The rates of return are determined based on historical experience. The rate used in performing the value in use calculation in 2020 was 25.6% per annum for all new capital provision assets (2019: 22.5%) which is in line with our historical returns excluding YPF. Asset Management fees are projected using current fund economics and investment data to forecast near term management and incentive fees.

Sensitivities

Based on the methodology and assumptions set out above, the recoverable amounts estimated using the value in use calculation exceed the carrying amounts including goodwill of the CGU’s by $447,380,000 and $96,481,000 for the capital provision and asset management CGU’s respectively (2019: $341,574,000 and $72,429,000). The sensitivity to the key assumptions are set out in the table below.

		December 31, 2020		December 31, 2019
		Capital	Asset	Capital	Asset
		provision	management	provision	management
		$'000	$'000	$'000	$'000
Assumption	Sensitivity
Discount rate	1%	(279,556)	(12,662)	(259,781)	(17,829)
Terminal growth rate	(1)%	(214,849)	(9,773)	(200,020)	(14,373)
Return on capital provision assets	(1)%	(165,300)	(7,986)	(198,301)	(9,611)